Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document And Entity Information
Entity Registrant Name	Tufin Software Technologies Ltd.
Entity Central Index Key	0001757399
Document Type	20-F
Document Period End Date	Dec. 31, 2019
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity a Well-known Seasoned Issuer	No
Entity a Voluntary Filer	No
Entity's Reporting Status Current	Yes
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	35,230,253
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2019
Entity Shell Company	false
Entity Interactive Data Current	Yes
Entity Incorporation State Country Code	IL
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false